Long-Term Debt - Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long term debt		$ 348,888	$ 348,888	$ 348,511
Cash proceeds from interest rate hedge			$ 0	$ 0	$ 4,658
Senior Notes
Debt Instrument [Line Items]
Long term debt					$ 350,000
Stated interest rate		3.64%	3.64%
Debt instrument, term		5 years	5 years
Interest rate hedge, inception date			Oct. 05, 2015
Cash proceeds from interest rate hedge	$ 4,600		$ 4,600